Net Losses on Sales of Loans	12 Months Ended
Dec. 31, 2024
Net Losses on Sales of Loans [Abstract]
Net losses on sales of loans
23	Net losses on sales of loans

As mentioned in Note 5(c), the Group transferred the delinquent loans to third parties. Net losses on sale of loans which summarizes the received from sales of loans are net losses of RMB44,554,948, RMB17,190,545 and RMB 6,497,731 for the years ended December 31, 2022, 2023 and 2024, respectively.